May 4, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
Wilton Reassurance Life Company of New York
Definitive Filing Pursuant to Rule 497(j)

File No. 333-278375

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in the above-referenced Registration Statement, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.
The text of the most recent post-effective amendment has been filed with the Commission electronically on April 17, 2026.

Sincerely,

/s/ Karen Carpenter
Karen Carpenter
Assistant General Counsel

801 Main Avenue, 5th Floor, Norwalk, CT 06851 t: 203.762.4400